Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015
Fair Value Disclosures [Abstract]
Foreign exchange contracts	$ 23	$ 31
Cost-method Investments, Aggregate Carrying Amount, Not Evaluated for Impairment	$ 135